Shareholders' equity - Characteristics of BSA plans (Details)								12 Months Ended
	Dec. 15, 2023 EUR (€) EquityInstruments Y € / shares shares	May 25, 2023 EUR (€) EquityInstruments Y € / shares shares	Apr. 16, 2021 EUR (€) Y EquityInstruments € / shares shares	Mar. 09, 2020 EUR (€) EquityInstruments Y € / shares shares	Jun. 28, 2019 EUR (€) Y EquityInstruments € / shares shares	Dec. 14, 2018 EUR (€) Y EquityInstruments € / shares shares	May 29, 2017 EUR (€) Y EquityInstruments € / shares shares	Dec. 31, 2023 EquityInstruments € / shares	Dec. 31, 2025 EUR (€) EquityInstruments plan € / shares	Dec. 31, 2024 EquityInstruments	Dec. 31, 2024 € / shares	Dec. 31, 2024	Dec. 31, 2023 € / shares	Dec. 31, 2023	Dec. 31, 2022 EquityInstruments
Shareholders' equity
Number of equity instruments granted | EquityInstruments								1,060,000
Number of share warrants plan								1,410,814	0						790,600
BSA plans
Shareholders' equity
Number of plans outstanding | plan									8
Number of equity instruments granted | EquityInstruments								30,000
Number of share warrants plan | EquityInstruments								346,333	346,333	346,333					318,000
BSA 2017
Shareholders' equity
Number of equity instruments granted | EquityInstruments							195,000
Subscription premium price per share (€)							€ 0.534
Exercise price (in euros)							€ 6.675		€ 6.67		€ 6.67		€ 6.67
Number of share warrants plan | EquityInstruments								130,000	130,000	130,000					130,000
Number of shares per instrument | shares							1
Fair value per instrument at grant date | €							€ 2.47
Expected volatility							40.00%
Average life (years) | Y							6
Risk-free rate							0.22%
BSA 2017 | Tranche one
Shareholders' equity
Vesting period (year)							1 year
BSA 2017 | Tranche two
Shareholders' equity
Vesting period (year)							2 years
BSA 2017 | Tranche three
Shareholders' equity
Vesting period (year)							3 years
BSA 2018-1
Shareholders' equity
Number of equity instruments granted | EquityInstruments						126,000
Subscription premium price per share (€)						€ 0.48
Exercise price (in euros)						€ 6.067
Number of shares per instrument | shares						1
Fair value per instrument at grant date | €						€ 1.98
Expected volatility						40.00%
Average life (years) | Y						6
Risk-free rate						0.30%
BSA 2018-1 | Minimum
Shareholders' equity
Vesting period (year)						1 year
BSA 2018-1 | Maximum
Shareholders' equity
Vesting period (year)						3 years
BSA 2019
Shareholders' equity
Number of equity instruments granted | EquityInstruments					10,000
Subscription premium price per share (€)					€ 0.18
Exercise price (in euros)					€ 2.2				€ 2.2		2.2		2.2
Number of share warrants plan | EquityInstruments								10,000	10,000	10,000					10,000
Vesting period (year)					1 year
Number of shares per instrument | shares					1
Fair value per instrument at grant date | €					€ 0.48
Expected volatility					40.00%
Average life (years) | Y					5.5
Risk-free rate					0.33%
BSA 2019 Bis
Shareholders' equity
Number of equity instruments granted | EquityInstruments				10,000
Subscription premium price per share (€)				€ 0.29
Exercise price (in euros)				€ 3.68					€ 3.68		3.68		3.68
Number of share warrants plan | EquityInstruments								10,000	10,000	10,000					10,000
Vesting period (year)				1 year
Number of shares per instrument | shares				1
Fair value per instrument at grant date | €				€ 0.9
Expected volatility				40.00%
Average life (years) | Y				6
Risk-free rate				0.00%
BSA 2019 ter
Shareholders' equity
Number of equity instruments granted | EquityInstruments				36,000
Subscription premium price per share (€)				€ 0.29
Exercise price (in euros)				€ 3.68					€ 3.68		3.68		3.68
Number of share warrants plan | EquityInstruments								36,000	36,000	36,000					36,000
Number of shares per instrument | shares				1
Fair value per instrument at grant date | €				€ 0.9
Expected volatility				40.00%
Average life (years) | Y				6
Risk-free rate				0.00%
BSA 2019 ter | Minimum
Shareholders' equity
Vesting period (year)				1 year
BSA 2019 ter | Maximum
Shareholders' equity
Vesting period (year)				3 years
BSA 2021
Shareholders' equity
Number of equity instruments granted | EquityInstruments			50,000
Subscription premium price per share (€)			€ 2.45
Exercise price (in euros)			€ 11.74						€ 11.74		11.74		11.74
Number of share warrants plan | EquityInstruments								14,333	14,333	14,333					16,000
Vesting period (year)			3 years
Number of shares per instrument | shares			1
Expected volatility			64.00%
Average life (years) | Y			5
Risk-free rate			0.60%
BSA 2021 | Minimum
Shareholders' equity
Fair value per instrument at grant date | €			€ 3
BSA 2021 | Maximum
Shareholders' equity
Fair value per instrument at grant date | €			€ 3.2
BSA 2023-1
Shareholders' equity
Number of equity instruments granted | EquityInstruments		10,000						10,000
Subscription premium price per share (€)		€ 0.2
Exercise price (in euros)		€ 2.51							€ 2.51		2.51		2.51
Number of share warrants plan								10,000	10,000	10,000		10,000		10,000
Vesting period (year)		2 years 10 months 24 days
Number of shares per instrument | shares		1
Fair value per instrument at grant date | €		€ 1.89
Expected volatility		65.00%
Average life (years) | Y		6.5
Risk-free rate		2.96%
BSA 2023-1 | David Nikodem
Shareholders' equity
Number of equity instruments granted | EquityInstruments		10,000
Subscription premium price per share (€)													0.2
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		€ 2.51						€ 2.51
BSA 2023-2
Shareholders' equity
Number of equity instruments granted | EquityInstruments	20,000							20,000
Subscription premium price per share (€)	€ 0.31
Exercise price (in euros)	3.91								€ 3.91		€ 3.91		3.91
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	€ 3.91
Number of share warrants plan | EquityInstruments								20,000	20,000	20,000
Vesting period (year)	2 years 3 months 18 days
Number of shares per instrument | shares	1
Fair value per instrument at grant date | €	€ 2.67
Expected volatility	62.00%
Average life (years) | Y	6.2
Risk-free rate	2.65%
BSA 2023-2 | David Nikodem
Shareholders' equity
Number of equity instruments granted | EquityInstruments	20,000
Subscription premium price per share (€)	€ 0.31												€ 0.31
Weighted average exercise price of other equity instruments granted in share-based payment arrangement								€ 3.91